[CHAPMAN AND CUTLER LETTERHEAD]

August 1, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:        Elkhorn ETF Trust
                       (Registration Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF and Elkhorn S&P High Quality Preferred ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 105, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on July 31, 2017.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3273.

Very truly yours, Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney